Other non-current liabilities - Schedule of Other Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
Payables	$ 0	$ 0	$ 3,257
Deferred tax	52	22	10
Total other non-current liabilities	52	22	3,267
Deferred revenue	$ 1,293	$ 1,940	$ 1,940